advance billings and customer deposits (Tables)	12 Months Ended
Dec. 31, 2018
advance billings and customer deposits
Disclosure of advance billings and customer accounts

	December 31,	December 31,	January 1,
As at (millions)	2018	2017	2017
		(adjusted –
		Note 2(c))	(Note 2(c))
Advance billings	$535	$506	$456
Deferred customer activation and connection fees	10	13	17
Customer deposits	13	21	15
Regulatory deferral accounts	—	1	8
Contract liabilities	558	541	496
Other	95	91	88
	$653	$632	$584

Schedule of changes in contract liabilities

Years ended December 31 (millions)	Note	2018	2017
Balance, beginning of period		$780	$732
Revenue deferred in previous period and recognized in current period		(689)	(670)
Net additions arising from operations		708	718
Regulatory deferral account drawdown		—	(7)
Additions arising from business combinations	18(b)	9	7
Balance, end of period		$808	$780
Current		$715	$691
Non-current	27
Deferred revenues		78	71
Deferred customer activation and connection fees		15	18
		$808	$780
Reconciliation of contract liabilities presented in the consolidated statements of financial position – current
Gross contract liabilities		$715	$691
Reclassification to contract assets for contracts with contract liabilities less than contract assets		(154)	(146)
Reclassification from contract assets for contracts with contract assets less than contract liabilities		(3)	(4)
		$558	$541